Investment in Real Estate - Real Estate Held-for-sale (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real Estate Investment Property, Net	$ 2,036,638	$ 1,844,614
Restricted cash	14,244	13,929
Straight-line rent receivables	33,006	19,715
Deferred leasing costs and lease intangibles, net	102,023	108,402
Other	1,564	1,626
Assets	2,340,885	2,131,276
Notes payable	918,059	888,308
Accounts payable and accrued liabilities	36,844	26,118
Liabilities	1,055,693	1,017,935
Stockholders' Equity Attributable to Parent	1,179,174	1,003,446
Liabilities and Equity	2,340,885	2,131,276
Disposal Group, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real Estate Investment Property, Net	60,542	74,374
Restricted cash	2,839	2,821
Straight-line rent receivables	2,151	1,997
Deferred leasing costs and lease intangibles, net	2,457	3,693
Other	545	360
Assets	68,534	83,245
Notes payable	42,449	43,000
Accounts payable and accrued liabilities	322	1,393
Other Liabilities	443	731
Liabilities	43,214	45,124
Stockholders' Equity Attributable to Parent	25,320	38,121
Liabilities and Equity	$ 68,534	$ 83,245